ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE

As at December 31 (millions of dollars)	2025	2024
Accounts receivable - billed	459	432
Accounts receivable - unbilled	669	538
Accounts receivable, gross	1,128	970
Allowance for doubtful accounts	(57)	(61)
Accounts receivable, net	1,071	909
The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2025 and 2024:

As at December 31 (millions of dollars)	2025	2024
Allowance for doubtful accounts – beginning	(61)	(57)
Write-offs	23	18
Additions to allowance for doubtful accounts	(19)	(22)
Allowance for doubtful accounts – ending	(57)	(61)